Debt Obligations (Details 2) (USD $)	Sep. 30, 2014	Sep. 30, 2013
Debt Obligations Details 1
Capital lease obligations, next twelve months	$ 21,409
2016	4,442
2017	4,444
2018	4,450
Thereafter	11,275
Total minimum lease payments	46,020
Less: amount representing interest	(10,351)
Present value of net minimum lease payments	35,669	59,266
Less: current portion	(4,440)	(31,576)
Obligation under capital leases - long-term	$ 31,229